Summary of Significant Accounting Policies - Lease - Additional Information (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating lease
Finance lease liability	¥ 0	¥ 0
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Liabilities	Liabilities
Lease practical expedients package	true